Research and development expense (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Pre-clinical projects	SFr 873,453	SFr 642,821	SFr 546,429
Clinical projects	846,235	12,365,768	16,639,304
Drug manufacturing and substance	2,185,292	2,027,184	2,608,814
Employee benefits and expenses	1,652,791	2,773,516	2,854,624
Lease expenses	65,921	111,680	84,344
Patents and trademarks	634,986	603,892	941,836
Regulatory projects	398,426	632,387	1,043,287
Depreciation tangible assets	32,485	53,594	58,125
Total research and development expense	SFr 6,689,589	SFr 19,210,842	SFr 24,776,763